RELATED PARTY TRANSACTIONS (Commission, Advertising and Other Revenues) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Commission, advertising and other revenues	92,518,130	32,870,516	14,983,962
Expedia (refer to a1) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	14,804,767	3,701,192
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	36,153	44,358	47,154
Egencia Shanghai (refer to a2) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	417,382	198,631	97,378
Hotels.com (refer to a3) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues		5,326,181	3,648,431
EAN (refer to a4) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	81,659,483	26,127,688	10,112,820
Expedia (refer to a5) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	1,185,101	394,003	407,474
Kuxun (refer to b4) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	94,745	339,669	650,020
2012 Second Affiliate Company (refer to g) [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	9,032,926	263,328
Other [Member]
Related Party Transaction [Line Items]
Commission, advertising and other revenues	92,340	176,298	20,685